Property, plant and equipment (Impairment) (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss of property, plant and equipment	¥ 1,046,195	¥ 1,063,735	¥ 1,047,641
Impairment losses for land use rights	¥ 108,590	¥ 51,981	¥ 0
Coal-fired power plant one [member]
Disclosure of detailed information about property, plant and equipment [line items]
Discount rates	9.50%	8.06%
Coal-fired power plant two [member]
Disclosure of detailed information about property, plant and equipment [line items]
Discount rates	9.98%	8.97%
Coal-fired power plant three [member]
Disclosure of detailed information about property, plant and equipment [line items]
Discount rates	9.89%
Coal-fired power plant four [member]
Disclosure of detailed information about property, plant and equipment [line items]
Discount rates	14.74%
Hydropower plant one [member]
Disclosure of detailed information about property, plant and equipment [line items]
Discount rates	9.14%	8.12%
Coal-fired power project in construction [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss of property, plant and equipment	¥ 242,000